Vessels, Port Terminals and Other Fixed Assets, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Balance	$ 1,276,514
Additions	(71,015)	$ (104,581)	$ (102,839)
Transfers from deposits for vessels, port terminals and other fixed assets	0	0	49,421
Transfers to other long-term assets	0	0	(26)
Balance	1,139,539	1,276,514
Cost
Property Plant And Equipment [Line Items]
Balance	1,809,195	2,524,610	2,553,047
Vessels upon obtaining control			376,133
Additions	4,565	11,628	12,354
Vessel acquisition	96,678	67,832	47,148
Vessel impairment	(221,754)	(274,067)	(411,265)
Disposals			(156)
Disposals	(87,823)	(48,830)	(101,717)
Write offs	(548)	(16,270)	(329)
Transfers from deposits for vessels, port terminals and other fixed assets			49,421
Transfers to other long-term assets			(26)
Navios Containers deconsolidation		(455,708)
Balance	1,600,313	1,809,195	2,524,610
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(532,681)	(626,155)	(743,822)
Vessels upon obtaining control			(882)
Additions	(62,604)	(83,589)	(93,789)
Vessel acquisition	(2,820)	(693)	(493)
Vessel impairment	137,255	159,834	212,399
Disposals			137
Write offs	76	8,859	295
Navios Containers deconsolidation		9,063
Balance	(460,774)	(532,681)	(626,155)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,276,514	1,898,455	1,809,225
Vessels upon obtaining control			375,251
Additions	(58,039)	(71,961)	(81,435)
Vessel acquisition	93,858	67,139	46,655
Vessel impairment	(84,499)	(114,233)	(198,866)
Disposals			(19)
Disposals	(87,823)	(48,830)	(101,717)
Write offs	(472)	(7,411)	(34)
Transfers from deposits for vessels, port terminals and other fixed assets			49,421
Transfers to other long-term assets			(26)
Navios Containers deconsolidation		(446,645)
Balance	1,139,539	1,276,514	1,898,455
Vessels | Cost
Property Plant And Equipment [Line Items]
Balance	1,021,351	1,324,766	1,814,965
Additions	1,277	4,747	398
Vessel acquisition	96,678	14,735	22,385
Vessel impairment	(221,754)	(274,067)	(411,265)
Disposals	(87,823)	(48,830)	(101,717)
Write offs	(153)
Balance	809,576	1,021,351	1,324,766
Vessels | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(280,004)	(390,982)	(536,518)
Additions	(36,438)	(48,812)	(66,405)
Vessel acquisition	(2,820)	(44)	(458)
Vessel impairment	137,255	159,834	212,399
Balance	(182,007)	(280,004)	(390,982)
Vessels | Net Book Value
Property Plant And Equipment [Line Items]
Balance	741,347	933,784	1,278,447
Additions	(35,161)	(44,065)	(66,007)
Vessel acquisition	93,858	14,691	21,927
Vessel impairment	(84,499)	(114,233)	(198,866)
Disposals	(87,823)
Disposals		(48,830)	(101,717)
Write offs	(153)
Balance	627,569	741,347	933,784
Port Terminals (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	253,962	253,360	251,641
Additions	869	602	2,530
Disposals			(156)
Write offs	(87)
Transfers from oil storage plant and port facilities for liquid cargoes			(629)
Transfers to other long-term assets			(26)
Balance	254,744	253,962	253,360
Port Terminals (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(46,961)	(39,775)	(32,628)
Additions	(7,216)	(7,186)	(7,284)
Disposals			137
Write offs	76
Balance	(54,101)	(46,961)	(39,775)
Port Terminals (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	207,001	213,585	219,013
Additions	(6,347)	(6,584)	(4,754)
Disposals			(19)
Write offs	(11)
Transfers from oil storage plant and port facilities for liquid cargoes			(629)
Transfers to other long-term assets			(26)
Balance	200,643	207,001	213,585
Tanker vessels, barges and pushboats (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	526,051	525,712	472,081
Additions	1,931	2,403	3,581
Write offs	(308)	(2,064)
Transfers			629
Transfers from deposits for vessels, port terminals and other fixed assets			49,421
Balance	527,674	526,051	525,712
Tanker vessels, barges and pushboats (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(200,756)	(182,584)	(164,056)
Additions	(18,278)	(19,038)	(18,528)
Write offs		866
Balance	(219,034)	(200,756)	(182,584)
Tanker vessels, barges and pushboats (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	325,295	343,128	308,025
Additions	(16,347)	(16,635)	(14,947)
Write offs	(308)	(1,198)
Transfers			629
Transfers from deposits for vessels, port terminals and other fixed assets			49,421
Balance	308,640	325,295	343,128
Containerships (Navios Containers) | Cost
Property Plant And Equipment [Line Items]
Balance	0	400,896	0
Vessels upon obtaining control			376,133
Additions		1,715
Vessel acquisition		53,097	24,763
Navios Containers deconsolidation		(455,708)
Balance	0	0	400,896
Containerships (Navios Containers) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	0	(917)	0
Vessels upon obtaining control			(882)
Additions		(7,497)
Vessel acquisition		(649)	(35)
Navios Containers deconsolidation		9,063
Balance	0	0	(917)
Containerships (Navios Containers) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	0	399,979	0
Vessels upon obtaining control			375,251
Additions		(5,782)
Vessel acquisition		52,448	24,728
Navios Containers deconsolidation		(446,645)
Balance	0	0	399,979
Other fixed assets | Cost
Property Plant And Equipment [Line Items]
Balance	7,831	19,876	14,360
Additions	488	2,161	5,845
Write offs		(14,206)	(329)
Balance	8,319	7,831	19,876
Other fixed assets | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(4,960)	(11,897)	(10,620)
Additions	(672)	(1,056)	(1,572)
Write offs		7,993	295
Balance	(5,632)	(4,960)	(11,897)
Other fixed assets | Net Book Value
Property Plant And Equipment [Line Items]
Balance	2,871	7,979	3,740
Additions		1,105	4,273
Additions	(184)
Write offs		(6,213)	(34)
Balance	$ 2,687	$ 2,871	$ 7,979